Fair Value Measurements (Narrative) (Details)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets level 1 to Level 2 transfers	$ 0	$ 0
Assets level 2 to Level 1 transfers	0	0
Liabilities level 1 to Level 2 transfers	0	0
Liabilities level 2 to Level 1 transfers	0	$ 0
Fair value of note payable	$ 900,000
Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | item	0.1415
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | item	0.0015
Measurement Input, Entity Credit Risk [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | item	0.08
Measurement Input, Litigation Inherent Risk [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | item	0.06